BORROWINGS- Bank and other financing entities loans (Details) ¥ in Millions, $ in Millions		1 Months Ended					12 Months Ended
	Aug. 30, 2022 ARS ($)	Dec. 31, 2024 ARS ($) installment	Dec. 31, 2024 USD ($)	Nov. 30, 2024 ARS ($)	Nov. 30, 2024 CNY (¥)	Aug. 31, 2024 USD ($)	Dec. 31, 2024 ARS ($) installment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2024 USD ($) installment	Dec. 31, 2024 CNY (¥) installment	Aug. 31, 2024 ARS ($)	Jul. 31, 2024 installment	Dec. 31, 2023 USD ($)	Oct. 17, 2023 ARS ($)	Oct. 17, 2023 USD ($)	May 05, 2023 USD ($)
BORROWINGS
Interest rate		100.00%					100.00%		100.00%			100.00%	100.00%			100.00%
Accounting balance		$ 2,878,004					$ 2,878,004		$ 4,634,160		$ 3,181,724
Funds received							1,196,510		845,291		577,871
Repayments							1,121,138		497,703		$ 463,253
Interest paid							320,545		380,250
Payment of interest and related expenses							$ 320,545		$ 380,250
Fixed interest rate
BORROWINGS
Interest rate		90.00%					90.00%		75.00%			90.00%	90.00%			75.00%
Accounting balance		$ 2,602,234					$ 2,602,234		$ 3,488,549
Variable interest rate
BORROWINGS
Interest rate		10.00%					10.00%		25.00%			10.00%	10.00%			25.00%
Accounting balance		$ 275,770					$ 275,770		$ 1,145,611
International Finance Corporation (IFC)
BORROWINGS
Funds totaling								$ 368,000,000
Repayments								342,000,000
Payment of interest and related expenses								26,000,000
International Finance Corporation (IFC) | Denominated in USD | Due on 03/27
BORROWINGS
Accounting balance									174,636
International Finance Corporation (IFC) | Denominated in USD | Due between 08/24 y 08/25
BORROWINGS
Accounting balance									219,656
International Finance Corporation (IFC) | Denominated in USD | Due on 08/29
BORROWINGS
Interest rate basis		6.50%					6.50%					6.50%	6.50%
Accounting balance									334,831
International Finance Corporation (IFC) | Denominated in USD | SOF | Due on 03/27 | Minimum
BORROWINGS
Interest rate basis		4.43%					4.43%					4.43%	4.43%
International Finance Corporation (IFC) | Denominated in USD | SOF | Due on 03/27 | Maximum
BORROWINGS
Interest rate basis		7.18%					7.18%					7.18%	7.18%
International Finance Corporation (IFC) | Denominated in USD | SOF | Due between 08/24 y 08/25 | Minimum
BORROWINGS
Interest rate basis		5.03%					5.03%					5.03%	5.03%
International Finance Corporation (IFC) | Denominated in USD | SOF | Due between 08/24 y 08/25 | Maximum
BORROWINGS
Interest rate basis		5.28%					5.28%					5.28%	5.28%
Inter-American Investment Corporation (IIC)
BORROWINGS
Funds totaling								140,000,000
Repayments								135,000,000
Payment of interest and related expenses								5,000,000
Payments of principal								135,000,000
Inter-American Investment Corporation (IIC) | Denominated in USD | Due on 12/24
BORROWINGS
Interest rate basis		6.28%					6.28%					6.28%	6.28%
Accounting balance									30,705
Inter-American Development Bank (IDB)
BORROWINGS
Debt issuance cost																	$ 866
Amount of new tranches subscribed																	41,145	$ 120,000,000
Repayments					¥ 156			46,000,000
Inter-American Development Bank (IDB) | Current currency
BORROWINGS
Debt issuance cost																	2,670
Amount of new tranches subscribed																	$ 126,817
Repayments				$ 22,802			$ 48,038
Inter-American Development Bank (IDB) | Denominated in USD | Due on 06/27
BORROWINGS
Principal residual nominal value												$ 99,000,000
Accounting balance		$ 101,219					$ 101,219		535,546
Inter-American Development Bank (IDB) | Denominated in USD | SOF | Due on 06/27 | Minimum
BORROWINGS
Interest rate basis		7.18%					7.18%					7.18%	7.18%
Inter-American Development Bank (IDB) | Denominated in USD | SOF | Due on 06/27 | Maximum
BORROWINGS
Interest rate basis		9.18%					9.18%					9.18%	9.18%
China Development Bank Shenzhen Branch (CDB) | Denominated in RMB | Due on 12/27
BORROWINGS
Principal residual nominal value | ¥													¥ 882
Accounting balance		$ 114,597					$ 114,597		257,414
China Development Bank Shenzhen Branch (CDB) | Denominated in RMB | Fixed interest rate | Due on 12/27
BORROWINGS
Interest rate		4.95%					4.95%					4.95%	4.95%
Series 21 | Telecom Argentina
BORROWINGS
Payments and prepayments							$ 528,665	508,000,000
Interest paid								38,000,000
Series 21 | Telecom Argentina | Denominated in USD
BORROWINGS
Number of installments | installment															3
Accounting balance		$ 874,271					874,271
Series 21 | Telecom Argentina | Denominated in USD | Fixed interest rate
BORROWINGS
Interest rate															9.50%
Finnvera | Denominated in USD | Due between 11/25 and 11/26
BORROWINGS
Principal residual nominal value												$ 31,000,000
Accounting balance		$ 28,913					$ 28,913		79,980
Finnvera | Denominated in USD | SOF | Due on 06/23 | Maximum
BORROWINGS
Interest rate basis		1.63%					1.63%					1.63%	1.63%
Finnvera | Denominated in USD | SOF | Due between 11/25 and 11/26 | Minimum
BORROWINGS
Interest rate basis		1.47%					1.47%					1.47%	1.47%
Export Development Canada (EDC)
BORROWINGS
Amount of maximum borrowing capacity																			$ 50,000,000
Percentage of funds received used to finance payments due																			100.00%
Funds received							$ 12,969	$ 11,600,000		$ 12,700,000
Export Development Canada (EDC) | Current currency
BORROWINGS
Funds received							$ 14,806
Export Development Canada (EDC) | SOF
BORROWINGS
Interest rate basis		6.65%					6.65%					6.65%	6.65%
Export Development Canada (EDC) | Denominated in USD | Due between 12/2026 and 12/2030
BORROWINGS
Principal residual nominal value												$ 34,000,000
Accounting balance		$ 33,274					$ 33,274		43,836
Export Development Canada (EDC) | Denominated in USD | SOF | Due between 12/2026 and 12/2030 | Minimum
BORROWINGS
Interest rate basis		1.63%					1.63%					1.63%	1.63%
Export Development Canada (EDC) | Denominated in USD | SOF | Due between 12/2026 and 12/2030 | Maximum
BORROWINGS
Interest rate basis		6.65%					6.65%					6.65%	6.65%
BBVA | Denominated in ARS | Due on 07/25
BORROWINGS
Principal residual nominal value		$ 67					$ 67
Accounting balance		$ 68					$ 68		324
BBVA | Denominated in ARS | Fixed interest rate | Due on 07/25
BORROWINGS
Interest rate		47.90%					47.90%					47.90%	47.90%
PSA Finance Argentina | Denominated in ARS | Due on 07/25
BORROWINGS
Principal residual nominal value		$ 147					$ 147
Accounting balance		$ 151					$ 151		730
PSA Finance Argentina | Denominated in ARS | Fixed interest rate | Due on 07/25
BORROWINGS
Interest rate		42.90%					42.90%					42.90%	42.90%
Rombo Compaa Financiera | Denominated in ARS | Due on 07/25
BORROWINGS
Principal residual nominal value		$ 118					$ 118
Accounting balance		$ 124					$ 124		531
Rombo Compaa Financiera | Denominated in ARS | Fixed interest rate | Minimum
BORROWINGS
Interest rate		70.90%					70.90%					70.90%	70.90%
Rombo Compaa Financiera | Denominated in ARS | Fixed interest rate | Maximum
BORROWINGS
Interest rate		77.90%					77.90%					77.90%	77.90%
Cisco Systems Capital Corporation (Cisco) y otros | Denominated in USD | Due between 10/22 and 11/26
BORROWINGS
Principal residual nominal value												$ 13,700,000
Accounting balance		$ 15,723					$ 15,723		$ 59,101
Cisco Systems Capital Corporation (Cisco) y otros | Denominated in USD | Fixed interest rate | Due between 10/22 and 11/26 | Minimum
BORROWINGS
Interest rate		4.00%					4.00%					4.00%	4.00%
Cisco Systems Capital Corporation (Cisco) y otros | Denominated in USD | Fixed interest rate | Due between 10/22 and 11/26 | Maximum
BORROWINGS
Interest rate		6.50%					6.50%					6.50%	6.50%
Banco Nacion
BORROWINGS
Principal residual nominal value		$ 45,000		$ 45,000			$ 45,000							$ 45,000
Banco Nacion | Current currency
BORROWINGS
Principal residual nominal value		48,214					48,214
Banco Nacion | Denominated in ARS | Due on 02/25
BORROWINGS
Principal residual nominal value		25,000					25,000
Accounting balance		28,249					28,249
Banco Nacion | Denominated in ARS | Due on 08/25
BORROWINGS
Principal residual nominal value		10,000					10,000
Accounting balance		10,326					10,326
Banco Nacion | Denominated in ARS | Due on 09/25
BORROWINGS
Principal residual nominal value		10,000					10,000
Accounting balance		$ 10,026					$ 10,026
Banco Nacion | Denominated in ARS | Fixed interest rate | Due between 10/22 and 11/26
BORROWINGS
Interest rate		32.38%					32.38%					32.38%	32.38%
Banco Nacion | Denominated in ARS | Fixed interest rate | Due on 02/25
BORROWINGS
Interest rate		38.375%					38.375%					38.375%	38.375%
Banco Nacion | Denominated in ARS | Fixed interest rate | Due on 08/25
BORROWINGS
Number of installments | installment		1					1					1	1
Interest rate		35.00%					35.00%					35.00%	35.00%
Borrowings with International Finance Corporation, Inter-American Investment Corporation, Finnvera, Export Development Canada and China Development Bank Shenzhen Branch [Member]
BORROWINGS
Accounting balance												$ 278,003
Net Debt/EBITDA ratio							3.75%	3.75%
Maximum consolidated net debt												$ 2,700,000,000				$ 2,700,000,000
Loan with supplier
BORROWINGS
Repayments						$ 18,000,000
Payments of principal						17,600,000
Payment of interest and related expenses						400,000
Result of negotiation in a reduction						$ 1,800,000
Loan with supplier | Current currency
BORROWINGS
Result of negotiation in a reduction	$ 1,903
Equipment loan
BORROWINGS
Funds received			$ 10,100,000
Equipment loan | Current currency
BORROWINGS
Funds received		$ 10,456
SOF | International Finance Corporation (IFC) | Denominated in USD | Due between 08/24 y 08/25
BORROWINGS
Interest rate term							6 months	6 months
SOF | Inter-American Investment Corporation (IIC) | Denominated in USD | Due on 12/24
BORROWINGS
Interest rate term							6 months	6 months
SOF | Inter-American Development Bank (IDB) | Denominated in USD | Due on 06/27
BORROWINGS
Interest rate term							6 months	6 months
SOF | Finnvera | Denominated in USD | Due between 11/25 and 11/26
BORROWINGS
Interest rate term							6 months	6 months
SOF | Export Development Canada (EDC) | Denominated in USD | Due between 12/2026 and 12/2030
BORROWINGS
Interest rate term							6 months	6 months